Acquisition	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisition

Note 3 – Acquisition

On October 26, 2015 (the “Closing Date”), the Company acquired BST Distribution, Inc., a New York corporation (“BST”), which owns We Sell Cellular, and is engaged primarily in the wholesale acquisition and resale of smartphones and related devices from carriers and big box stores. In connection with the We Sell Cellular acquisition, the Company, BST and We Sell Cellular entered into a financing transaction on October 26, 2015 with BAM Administrative Services, LLC, a Delaware limited liability company (“BAM”), as agent, and an institutional investor (the “Purchaser”), pursuant to which the Company issued and sold the Purchaser a note in the principal amount of $4,040,000.

The Company, BST, and Brian Tepfer and Scott Tepfer (together, the “Tepfers”) entered into a Stock Purchase Agreement (the “SPA”) as a result of which BST became a wholly-owned subsidiary of the Company. The SPA and the related transactions, other than the financing transaction, were effective as of October 1, 2015. Prior to closing of the SPA, the Tepfers owned 100% of the outstanding stock of BST, which owns 100% of the membership interests of We Sell Cellular. In exchange for acquiring 100% of the outstanding stock of BST, the Company issued the Tepfers 9,358,837 shares of the Company’s common stock, subject to adjustment as described below.

In accordance with the SPA, if the Tepfers elected to sell shares of the Company’s common stock, the Company would use its best efforts to assist the Tepfers in selling their shares of common stock acquired under the SPA for up to $6,000,000 in gross proceeds (together and not each) through private placements or public offerings, with target sales of $1,500,000 quarterly, commencing with the quarter ending December 31, 2015 (the “Placement Rights”). If the price per share received by the Tepfers was less than the greater of $1.20 or the product of an EBITDA-based formula, the Company would have been required to issue the Tepfers additional shares of common stock. The Tepfers did not elect to sell shares of common stock during the quarter ending December 31, 2015 and the year ended December 31, 2016.

The fair value of the Placement Rights was determined assuming the Tepfers sold their shares of common stock evenly over four quarters, as permitted under the SPA. Accordingly, the Placement Rights were valued as if they expired on the dates the shares of common stock were sold (see Note 10). In accordance with ASC 480-10, “Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity,” the Placement Rights were treated as a derivative liability in the accompanying consolidated balance sheet because the Company was unable to determine if it would have sufficient authorized and unissued shares to deliver to the Tepfers.

On July 27, 2016, the Company entered into an agreement with the Tepfers pursuant to which, effective July 1, 2016, the Tepfers agreed to waive the Placement Rights granted to them under the SPA. Accordingly, the derivative liability pertaining to the Placement Rights was eliminated with a corresponding credit to additional paid in capital (see Note 10).

In addition, pursuant to the SPA, the Company granted the Tepfers certain piggyback registration rights and a right of first refusal to participate in future Company financings. The Company also created a pool of 300,000 restricted stock units which can be granted to employees of We Sell Cellular designated by the Tepfers.

The We Sell Cellular acquisition was accounted for under the acquisition method of accounting. Accordingly, the acquired assets and assumed liabilities were recorded at their estimated fair values, and operating results for We Sell Cellular are included in the consolidated financial statements from the effective date of acquisition of October 26, 2015. Total revenues and income from operations since the date of the We Sell Cellular acquisition, included in the consolidated statement of operations for the year ended December 31, 2015, were approximately $17,646,000 and $55,000, respectively.

During the year ended December 31, 2016, the Company recorded an adjustment to the value of the inventory acquired that existed prior to the acquisition. As a result of the adjustment, the Company recorded an increase in goodwill of $42,198 during the year ended December 31, 2016.

The following unaudited consolidated pro forma information gives effect to the We Sell Cellular acquisition as if the transaction had occurred on January 1, 2015. The following pro forma information is presented for illustration purposes only and is not necessarily indicative of the results that would have been attained had the acquisition been completed on January 1, 2015, nor are they indicative of results that may occur in any future periods.

Year Ended December 31, 2015
Revenues	$78,563,161
Loss from operations	$(2,516,609)
Net loss	$(3,867,598)

Basic and diluted loss per share	$(0.20)

Weighted average shares outstanding – basic and diluted	19,277,511